Business Combinations - Post merger operating results (Details) - Aquadrill LLC $ in Millions	3 Months Ended
Jun. 30, 2023 USD ($)
Business Combination Segment Allocation [Line Items]
Operating revenue	$ 131
Profit from continuing operations	$ 46